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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment(Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Pacific Heights Asset Management, LLC
Address:          600 Montgomery Street, 27th Floor
                  San Francisco, California 94111-2702

Form 13F File Number: 028-11706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Michael J. Cuggino
Title:            Sole Member and Manager
Phone:            (415) 398-8000

Signature, Place, and Date of Signing:

/s/ Michael J. Cuggino     San Francisco, California          July 31, 2009
[Signature]                [City, State]                      [Date]

Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:            NONE
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     75

Form 13F Information Table Value Total:     $1,187,159
                                          (thousands)


List of Other Included Managers:            NONE
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                           FORM 13F INFORMATION TABLE



                                                          VALUE      SHRS OR    SH/ PUT/     INVEST  OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT    PRN CALL     DISCR   MNGRS  SOLE        SHARED  NONE

AMB PROPERTY CORP             COM              00163T109       4,703    250,000 SH           SOLE              250,000
AGILENT TECHNOLOGIES INC      COM              00846U101      14,623    720,000 SH           SOLE              720,000
AIR PRODS & CHEMS INC         COM              009158106      16,664    258,000 SH           SOLE              258,000
ALEXANDER & BALDWIN INC       COM              014482103      14,228    607,000 SH           SOLE              607,000
AMGEN INC                     COM              031162100      17,841    337,000 SH           SOLE              337,000
AUTODESK INC                  COM              052769106      15,564    820,000 SH           SOLE              820,000
AVALONBAY CMNTYS INC          COM              053484101      22,376    400,000 SH           SOLE              400,000
BP PLC                        SPONSORED ADR    055622104      23,840    500,000 SH           SOLE              500,000
BRE PROPERTIES INC            CL A             05564E106      16,632    700,000 SH           SOLE              700,000
BANK NEW YORK MELLON CORP     COM              064058100      15,241    520,000 SH           SOLE              520,000
BHP BILLITON LTD              SPONSORED ADR    088606108      27,365    500,000 SH           SOLE              500,000
BOSTON PRPERTIES INC          COM              101121101      23,850    500,000 SH           SOLE              500,000
CBS CORPORATION               CL A NEW         124857103       5,386    775,000 SH           SOLE              775,000
CAMECO CORPORATION            COM              13321L108      25,600  1,000,000 SH           SOLE            1,000,000
CELGENE CORP                  COM              151020104      19,614    410,000 SH           SOLE              410,000
CHEMTURA CORP                 COM              163893100         732  3,050,000 SH           SOLE            3,050,000
CHEVRON CORP                  COM NEW          166764100      23,187    350,000 SH           SOLE              350,000
CONOCOPHILIPS                 COM              20825C104      23,133    550,000 SH           SOLE              550,000
CORPORATE OFFICE PPTYS TR     SH BEN INT       22002T108      10,266    350,000 SH           SOLE              350,000
COSTCO WHSL CORP              COM NEW          22160K105      16,452    360,000 SH           SOLE              360,000
DEVON ENERGY CORP             COM NEW          25179M103      21,800    400,000 SH           SOLE              400,000
DIGITAL RLTY TR INC           COM              253868103      12,547    350,000 SH           SOLE              350,000
DISNEY WALT CO                COM              254687106      15,631    670,000 SH           SOLE              670,000
DUKE REALTY CORP              COM NEW          264411505      14,909  1,700,000 SH           SOLE            1,700,000
EQUITY ONE INC                COM              294752100      15,912  1,200,000 SH           SOLE            1,200,000
FEDERAL REALTY INVT TR        SH BEN INT NEW   313747206      23,184    450,000 SH           SOLE              450,000
FEDEX CORP                    COM              31428X106      14,461    260,000 SH           SOLE              260,000
FLUOR CORP NEW                COM NEW          343412102      18,208    355,000 SH           SOLE              355,000
FOREST OIL CORP               COM              346091705      14,920  1,000,000 SH           SOLE            1,000,000
FREEPORT-MCMORAN COPPER&GOLD  CL B             35671D857      30,066    600,000 SH           SOLE              600,000
FRONTIER OIL CORP             COM              35914P105      13,503  1,030,000 SH           SOLE            1,030,000
GENZYME CORP                  COM              372917104      17,202    309,000 SH           SOLE              309,000
GILEAD SCIENCES INC           COM              375558103      14,520    310,000 SH           SOLE              310,000
HARLEY DAVIDSON INC           COM              412822108      13,211    815,000 SH           SOLE              815,000
HEWLETT PACKARD CO            COM              428236103      18,166    470,000 SH           SOLE              470,000
ILLINOIS TOOL WKS INC         COM              452308109      17,363    465,000 SH           SOLE              465,000
INTEL CORP                    COM              458140100      15,557    940,000 SH           SOLE              940,000
JANUS CAP GROUP INC           COM              47102X105      18,582  1,630,000 SH           SOLE            1,630,000
JUNIPER NETWORKS INC          COM              48203R104      19,116    810,000 SH           SOLE              810,000
KANSAS CITY SOUTHERN          COM NEW          485170302      11,519    715,000 SH           SOLE              715,000
KIMCO REALTY CORP             COM              49446R109      13,065  1,300,000 SH           SOLE            1,300,000
LOCKHEED MARTIN CORP          COM              539830109      16,695    207,000 SH           SOLE              207,000
MARINER ENERGY INC            COM              56845T305      17,625  1,500,000 SH           SOLE            1,500,000
MATTEL INC                    COM              577081102      16,451  1,025,000 SH           SOLE            1,025,000
MORGAN STANLEY                COM NEW          617446448      20,385    715,000 SH           SOLE              715,000
MOSAIC CO                     COM              61945A107      15,948    360,000 SH           SOLE              360,000
NACCO INDS INC CLASS A        CL A             629579103       4,940    172,000 SH           SOLE              172,000
NACCO INDS INC CLASS B        CL A             629579202         230      8,000 SH           SOLE                8,000
NATL SEMICONDUCTOR CORP       COM              637640103      12,864  1,025,000 SH           SOLE            1,025,000
NUCOR CORP                    COM              670346105      18,216    410,000 SH           SOLE              410,000
PARKER DRILLING CO            COM              701081101      13,324  3,070,000 SH           SOLE            3,070,000
PARKER HANNIFIN CORP          COM              701094104      15,466    360,000 SH           SOLE              360,000
PATRIOT COAL CORP             COM              70336T104       5,742    900,000 SH           SOLE              900,000
PEABODY ENERGY CORP           COM              704549104      24,128    800,000 SH           SOLE              800,000
PENN RL ESTATE INVT           SH BEN INT       709102107       4,500    900,000 SH           SOLE              900,000
PLAINS EXPL & PRODTN CO       COM              726505100      21,888    800,000 SH           SOLE              800,000
PROLOGIS                      SHR BEN INT      743410102      14,508  1,800,000 SH           SOLE            1,800,000
QUALCOMM INC                  COM              747525103      18,758    415,000 SH           SOLE              415,000
RYLAND GROUP INC              COM              783764103      12,905    770,000 SH           SOLE              770,000
SANMINA SCI CORP              COM              800907107       1,434  3,260,000 SH           SOLE            3,260,000
SCHWAB CHARLES CORP           COM NEW          808513105      16,312    930,000 SH           SOLE              930,000
STATE STR CORP                COM              857477103      21,712    460,000 SH           SOLE              460,000
SYMANTEC CORP                 COM              871503108      14,626    940,000 SH           SOLE              940,000
TEMPLE INLAND INC             COM              879868107      21,084  1,607,000 SH           SOLE            1,607,000
TEXAS PAC LD TR               SUB CTF PROP I T 882610108       6,600    200,000 SH           SOLE              200,000
UDR INC                       COM              902653104      18,594  1,800,000 SH           SOLE            1,800,000
URSTADT BIDDLE PPTYS INC      CL A             917286106       1,328    100,000 SH           SOLE              100,000
URSTADT BIDDLE PPTYS INC      COM              917286205       1,408    100,000 SH           SOLE              100,000
VALE SA                       ADR              91912E105      22,919  1,300,000 SH           SOLE            1,300,000
VIACOM INC                    CL A             92553P102      17,146    715,000 SH           SOLE              715,000
VORNADO RLTY TR               SH BEN INT       929042109      22,515    500,000 SH           SOLE              500,000
WASHINGTON REAL ESTATE INVT   SH BEN INT       939653101      17,896    800,000 SH           SOLE              800,000
WEYERHAEUSER CO               COM              962166104      19,780    650,000 SH           SOLE              650,000
WILLIAMS SONOMA INC           COM              969904101      15,609  1,315,000 SH           SOLE            1,315,000
XTO ENERGY INC                COM              98385X106      22,884    600,000 SH           SOLE              600,000



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